UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/08

     The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Balanced Fund - Equity
May 31, 2008 (Unaudited)

Common Stocks--42.9%	Shares	Value ($)

Consumer Discretionary--3.7%
McDonald's	380	22,542
McGraw-Hill	770	31,947
News, Cl. A	1,350	24,232
Target	380	20,277
Wal-Mart Stores	380	21,941
		120,939
Consumer Staples--11.6%
Altria Group	1,140	25,376
Coca-Cola	1,060	60,696
Fomento Economico Mexicano, ADR	400	18,820
Nestle, ADR	480	59,006
PepsiCo	670	45,761
Philip Morris International	1,140 a	60,032
Procter & Gamble	870	57,463
SYSCO	480	14,813
Walgreen	870	31,337
Whole Foods Market	280 b	8,120
		381,424
Energy--9.7%
Chevron	500	49,575
ConocoPhillips	670	62,377
Exxon Mobil	1,050	93,198
Halliburton	480	23,318
Occidental Petroleum	280	25,740
Total, ADR	480	41,885
Transocean	132 a	19,825
		315,918
Financial--5.1%
American Express	380	17,613
Ameriprise Financial	280	13,233
Bank of America	770	26,188
Citigroup	750	16,418
HSBC Holdings, ADR	480	40,421
JPMorgan Chase & Co.	370	15,910
Merrill Lynch & Co.	480	21,082
Prudential Financial	190	14,193
		165,058
Health Care--2.7%
Abbott Laboratories	480	27,048
Johnson & Johnson	580	38,709
Medtronic	200	10,134
Novo Nordisk, ADR	200	13,060
		88,951
Industrial--4.0%
Caterpillar	380	31,403
Emerson Electric	570	33,163
General Electric	1,230	37,786
United Technologies	380	26,995
		129,347
Information Technology--4.9%
Apple	200 a	37,750
Automatic Data Processing	480	20,664
Cisco Systems	480 a	12,826
Intel	2,120	49,142
Microsoft	470	13,310
QUALCOMM	190	9,223

Texas Instruments			480	15,590
				158,505
Materials--1.2%
Freeport-McMoRan Copper & Gold			100	11,571
Praxair			280	26,617
				38,188
Total Common Stocks
(cost $1,232,891)				1,398,330

Long-Term Municipal	Coupon	Maturity	Principal
Investments--54.2%	Rate (%)	Date	Amount ($)	Value ($)

California--6.0%
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	100,000	93,022
Sweetwater Union High School
District Public Financing
Authority, Special Tax Revenue
(Insured; FSA)	5.00	9/1/27	100,000	103,308
Georgia--3.1%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.00	11/1/43	100,000	101,365
Kansas--3.4%
Butler County Unified School
District Number 490, GO
Improvement (Insured; FSA)	5.00	9/1/15	100,000 c	110,731
Kentucky--3.2%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	100,000	104,170
Michigan--3.1%
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA, Inc.)	5.00	11/15/36	100,000	100,289
Minnesota--3.1%
Chaska,
Electric Revenue	5.00	10/1/30	100,000	100,054
Nebraska--3.1%
Lincoln,
Electric System Revenue	5.00	9/1/29	100,000	102,560
Nevada--3.1%
Clark County,
Airport System Revenue
(Insured; AMBAC)	5.00	7/1/40	100,000	99,980
New Jersey--6.1%
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue) (Insured;
FGIC)	5.00	7/1/32	100,000	100,358
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hunterdon Medical Center
Issue)	5.13	7/1/35	100,000	98,912
New York--5.8%
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;

AMBAC)	5.00	2/15/30	100,000	102,222
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	100,000	88,189
North Carolina--3.3%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue	5.00	1/15/15	100,000 c	108,816
South Carolina--3.1%
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/33	100,000	101,021
Texas--6.2%
North Harris County Regional Water
Authority, Senior Lien Revenue
(Insured; MBIA, Inc.)	5.00	12/15/32	100,000	100,385
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; MBIA, Inc.)	5.00	8/1/29	100,000	102,782
U.S. Related--1.6%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	250,000 d	53,028
Total Long-Term Municipal Investments
(cost $1,793,994)				1,771,192

Short-Term Municipal	Coupon	Maturity	Principal
Investment--3.1%	Rate (%)	Date	Amount ($)	Value ($)

Florida;
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)
(cost $100,000)	4.25	6/1/08	100,000 [e]	100,000

Investment of Cash Collateral for
Securities Loaned--.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,560)			7,560 [f]	7,560

Total Investments (cost $3,134,445)			100.4%	3,277,082
Liabilities, Less Cash and Receivables			(.4%)	(13,529)
Net Assets			100.0%	3,263,553

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of this security is on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$7,308 and the total market value of the collateral held by the fund is $7,560.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Securities payable on demand. Variable interest rate--subject to periodic change.
f	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,134,445.

Net unrealized appreciation on investments was $142,637 of which $274,153 related to appreciated investment securities and $131,516 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)